Note 9 - Other Payables and Accrued Expenses - Other Payables and Accrued Expenses (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Business and other tax payables		¥ 58,970	¥ 56,589
Refundable deposits from employees and agents		30,716	23,472
Professional fees (Note i)	[1]	3,372	45,745
Accrued expenses to third parties		33,070	70,846
Payables for addition of office equipment, furniture and fixtures		8,618	8,618
Advances from third parties		14,069	19,282
Insurance compensation claim payable to customers			875
Contributions from members of eHuzhu mutual aid program		56,890	25,605
Others (Note ii)	[2]	36,189	22,426
Total		¥ 241,894	¥ 273,458

[1]	As of December 31, 2016, included in professional fees represent an amount of RMB39,725 promotion fee of CNpad and Ehuzhu payable to Sichuan Nawang Technology Co., Ltd. The amount was settled in 2017.
[2]	Other payables and accrued expenses are unsecured, interest-free and repayable on demand.